UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE INTERNATIONAL STOCK FUND

COMMON STOCKS—96.5%	Shares	Value
Australia—10.2%
Amcor Ltd.	14,611	$136,947
Aurora Oil & Gas Ltd.*	5,714	13,543
Commonwealth Bank of Australia	1,349	87,634
CSL Ltd.	2,528	155,442
CSR Ltd.	37,421	95,627
Insurance Australia Group Ltd.	21,512	102,958
National Australia Bank Ltd.	2,109	61,369
Resolute Mining Ltd.*	30,384	14,492
Suncorp Group Ltd.	6,205	66,141

Belgium—0.6%
KBC Groep N.V.	784	46,283

Britain—14.5%
Barclays PLC	18,840	84,221
Barratt Developments PLC	13,636	84,775
Bellway PLC	993	25,323
BT Group PLC	5,136	32,362
Diageo PLC	4,127	123,135
HSBC Holdings PLC	9,961	102,481
J Sainsbury PLC	12,449	70,673
Lloyds Banking Group PLC*	30,157	41,234
Quindell PLC*	50,659	25,192
Taylor Wimpey PLC	44,652	82,193
Vodafone Group PLC	65,470	243,292
WM Morrison Supermarkets PLC	11,774	46,433
WPP PLC	3,895	81,629

Denmark—2.6%
AP Moeller - Maersk A/S, Class B	4	44,541
GN Store Nord A/S	2,401	56,939
Jyske Bank A/S*	1,098	56,199
Novo Nordisk A/S, Class B	682	27,031

France—11.3%
Airbus Group N.V.	1,029	72,933
AXA S.A.	3,859	101,282
BNP Paribas S.A.	761	58,753
Carrefour S.A.	575	19,761
Compagnie Plastic Omnium S.A.	1,594	41,227
Credit Agricole S.A.*	6,932	93,213
Ipsen S.A.	335	14,063
Renault S.A.	1,364	118,726
Sanofi	1,426	139,586
Societe Generale S.A.	1,708	96,580
Technicolor S.A.*	5,248	26,020
Teleperformance	433	25,345

Germany—14.2%
Allianz SE	1,120	186,860
Bayer AG	1,044	137,451
Daimler AG	1,183	99,037
Deutsche Bank AG	2,033	98,407
freenet AG*	583	17,798
Fresenius SE & Co. KGaA	250	38,994
HeidelbergCement AG	1,063	79,081
Merck KGaA	86	13,334
Muenchener Rueckversicherungs AG	777	160,492
STADA Arzneimittel AG	727	34,700
Volkswagen AG	636	154,549

Guernsey—0.2%
Resolution Ltd.	2,761	15,804

Hong Kong—1.7%
Johnson Electric Holdings Ltd.	47,000	$42,166
Power Assets Holdings Ltd.	5,000	37,744
Wheelock and Co. Ltd.	11,000	44,821

Israel—1.3%
Teva Pharmaceutical Industries Ltd.	2,110	94,103

Italy—0.6%
Banca IFIS SpA	924	15,054
UnipolSai Assicurazioni SpA*	8,579	25,848

Japan—25.9%
Bridgestone Corp.	400	14,399
Central Japan Railway Co.	400	43,467
EIZO Corp.	900	22,606
Enplas Corp.	300	20,031
EXEDY Corp.	1,300	40,779
Fuji Heavy Industries Ltd.	5,000	136,729
Fuji Machine Manufacturing Co. Ltd.	1,900	16,929
Fuji Oil Co. Ltd.	2,200	32,403
Heiwa Corp.	2,400	42,626
IRISO Electronics Co. Ltd.	300	13,821
IT Holdings Corp.	2,100	34,693
ITOCHU Corp.	12,200	148,298
KDDI Corp.	1,900	104,466
Kyowa Exeo Corp.	3,000	38,970
Marubeni Corp.	15,000	104,497
Matsumotokiyoshi Holdings Co. Ltd.	900	32,039
Minebea Co. Ltd.	10,000	74,738
MITSUBA Corp.	1,200	20,023
Mitsui & Co. Ltd.	8,900	118,976
NEC Networks & System Integration Corp.	1,000	23,312
Nexon Co. Ltd.	4,400	38,365
Nippon Telegraph and Telephone Corp.	3,000	161,707
Resona Holdings, Inc.	14,400	75,855
Shindengen Electric Manufacturing Co. Ltd.	5,000	30,780
Sojitz Corp.	48,600	83,096
Sumitomo Corp.	8,500	105,527
Sumitomo Mitsui Financial Group, Inc.	1,300	60,140
Topre Corp.	1,000	12,868
Toyo Tire & Rubber Co. Ltd.	3,000	16,895
Toyota Motor Corp.	3,300	188,099

Netherlands—2.1%
Royal Dutch Shell PLC, Class B	4,045	147,682

Norway—2.0%
DNO International ASA*	11,537	37,636
Fred Olsen Energy ASA	548	19,837
Marine Harvest ASA	2,157	24,847
Norsk Hydro ASA	13,042	59,129

Singapore—1.6%
DBS Group Holdings Ltd.	9,000	116,210

Sweden—3.7%
SAS AB*	10,929	30,194
Skandinaviska Enskilda Banken AB, Class A	10,819	139,342
Svenska Cellulosa AB SCA, Class B	1,954	55,625
Telefonaktiebolaget LM Ericsson, Class B	3,346	41,077

Switzerland—4.0%
Aryzta AG*	193	15,188
Ascom Holding AG*	890	16,933

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—96.5%	Shares	Value
Switzerland (cont'd)
Roche Holding AG	478	$131,435
Swiss Re AG*	1,460	126,077
Total common stocks (cost $6,530,182)		6,930,167

PREFERRED STOCKS—0.5%
Italy—0.5%
Unipol Gruppo Finanziario SpA	6,412	32,653
Total preferred stocks (cost $26,222)		32,653

Total investment portfolio (cost $6,556,404) 97.0% ‡		6,962,820

Other assets in excess of liabilities 3.0%		217,660

Total net assets 100.0%		$7,180,480

*	Non-income producing security
‡
As of January 31, 2014, aggregate cost for federal income tax purposes was $6,569,125. Net unrealized appreciation (depreciation) on a tax-basis was $393,695, including aggregate gross unrealized appreciation and (depreciation) of $588,185 and $(194,490), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Financial	29.2%
Consumer, cyclical	24.1%
Consumer, non-cyclical	15.6%
Communications	11.8%
Industrial	9.7%
Energy	3.1%
Basic materials	1.8%
Technology	1.2%
Utilities	0.5%

Industry allocation
Industry	Value	Percent of net assets
Banks	$1,217,921	17.0%
Insurance	818,115	11.4%
Auto manufacturers	697,140	9.7%
Telecommunications	674,574	9.4%
Pharmaceuticals	591,703	8.2%
Distribution/wholesale	560,394	7.8%
Food	209,305	2.9%
Oil & gas	198,861	2.8%
Home builders	192,291	2.7%
Building materials	174,708	2.4%
Biotechnology	155,442	2.2%
Auto parts & equipment	146,191	2.0%
Packaging & containers	136,947	1.9%
Electronics	131,196	1.8%
Beverages	123,135	1.7%
Advertising	106,974	1.5%
Transportation	88,008	1.2%
Mining	73,621	1.0%
Aerospace/defense	72,933	1.0%
Internet	63,557	0.9%
Forest products & paper	55,625	0.8%
Real estate	44,821	0.6%
Entertainment	42,626	0.6%
Electrical components & equipment	42,166	0.6%
Healthcare services	38,994	0.6%
Engineering & construction	38,970	0.6%
Electric	37,744	0.5%
Software	34,693	0.5%
Retail	32,039	0.5%
Semiconductors	30,780	0.4%
Airlines	30,194	0.4%
Home furnishings	26,020	0.4%
Computers	23,312	0.3%
Oil & gas services	19,837	0.3%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE INTERNATIONAL STOCK FUND (cont'd)

Industry allocation (cont'd)
	Value	Percent of net assets
Machinery-diversified	$16,929	0.2%
Diversified financial services	15,054	0.2%
Total investment portfolio	$6,962,820	97.0%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE INVESTMENT GRADE BOND FUND

CORPORATE BONDS—41.0%	Principal amount (in thousands)	Value

Domestic—35.7%
Advertising—0.7%
Omnicom Group, Inc., 4.45%, 08/15/20	$500	$540,633

Banks—8.5%
Branch Banking & Trust Co., 2.30%, 10/15/18	500	504,961
Fifth Third Bank, 1.15%, 11/18/16	250	250,632
Huntington Bancshares, Inc., 2.60%, 08/02/18	1,000	1,014,158
JPMorgan Chase & Co., 2.35%, 01/28/19	500	498,677
KeyCorp, 2.30%, 12/13/18	500	500,062
Manufacturers & Traders Trust Co., 2.30%, 01/30/19	500	500,546
Morgan Stanley, 5.50%, 07/24/20	500	562,469
PNC Funding Corp., 4.38%, 08/11/20	500	548,275
SunTrust Banks, Inc., 2.35%, 11/01/18	500	502,526
The Bank of New York Mellon Corp., 2.20%, 03/04/19	500	500,553
The Goldman Sachs Group, Inc., 2.90%, 07/19/18	500	510,359
Wells Fargo & Co., 3.00%, 01/22/21	500	502,319

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc., 2.15%, 02/01/19	500	502,911

Biotechnology—1.8%
Celgene Corp., 2.30%, 08/15/18	500	505,233
Gilead Sciences, Inc., 4.50%, 04/01/21	750	822,658

Diversified financial services—1.0%
Capital One Bank USA N.A., 1.15%, 11/21/16	250	249,878
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18	500	509,188

Electric—2.4%
Duke Energy Corp., 2.15%, 11/15/16	750	771,323
The Southern Co., 2.45%, 09/01/18	1,000	1,025,887

Food—1.6%
Mondelez International, Inc., 2.25%, 02/01/19	500	498,901
The Kroger Co., 2.30%, 01/15/19	250	249,685
Wm. Wrigley Jr. Co., 144A, 1.40%, 10/21/16 (a)	500	501,623

Healthcare products—1.0%
Edwards Lifesciences Corp., 2.88%, 10/15/18	750	758,819

Healthcare services—2.4%
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	1,000	1,019,223
Ventas Realty LP, 1.55%, 09/26/16	250	252,609
WellPoint, Inc., 2.38%, 02/15/17	500	513,947

Housewares—0.7%
Newell Rubbermaid, Inc., 2.00%, 06/15/15	500	508,189

Insurance—3.4%
American International Group, Inc., 3.38%, 08/15/20	500	509,637
AON Corp., 3.50%, 09/30/15	500	521,970
Assurant, Inc., 2.50%, 03/15/18	500	498,700
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	500	506,140
Prudential Financial, Inc., 2.30%, 08/15/18	500	503,937

Machinery-construction & mining—0.3%
Caterpillar Financial Services Corp., 1.00%, 11/25/16	250	249,656

Media—0.7%
Viacom, Inc., 2.50%, 09/01/18	$500	$509,841

Miscellaneous manufacturer—0.3%
Crane Co., 2.75%, 12/15/18	250	252,878

Oil & gas—1.0%
Devon Energy Corp., 1.20%, 12/15/16	500	499,472
Nabors Industries, Inc., 144A, 2.35%, 09/15/16 (a)	250	255,047

Oil & gas services—1.3%
Cameron International Corp., 1.15%, 12/15/16	500	500,173
Halliburton Co., 2.00%, 08/01/18	500	503,934

Pharmaceuticals—2.0%
AbbVie, Inc., 1.75%, 11/06/17	500	501,498
Allergan, Inc., 3.38%, 09/15/20	500	518,866
Mylan, Inc., 1.35%, 11/29/16	500	500,720

Real estate investment trusts (REIT)—0.3%
American Tower Corp., 3.40%, 02/15/19	250	258,334

Retail—0.3%
Starbucks Corp., 2.00%, 12/05/18	250	250,725

Semiconductors—0.7%
Maxim Integrated Products, Inc., 2.50%, 11/15/18	500	502,087

Software—3.0%
Autodesk, Inc., 1.95%, 12/15/17	500	502,031
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	750	766,235
Microsoft Corp., 3.63%, 12/15/23	750	764,275
Oracle Corp., 1.20%, 10/15/17	250	248,292

Telecommunications—1.6%
Verizon Communications, Inc.,
8.75%, 11/01/18	500	643,548
4.50%, 09/15/20	500	537,927
Total domestic corporate bonds (cost $26,653,934)		26,932,167

Foreign—5.3%
Banks—0.3%
The Bank of Nova Scotia, 1.10%, 12/13/16	250	250,536

Household products/wares—0.3%
Reckitt Benckiser Treasury Services PLC, 144A, 2.13%, 09/21/18 (a)	250	250,308

Insurance—0.7%
XLIT Ltd., 2.30%, 12/15/18	500	495,684

Internet—1.3%
Baidu, Inc., 3.25%, 08/06/18	1,000	1,007,878

Miscellaneous manufacturer—0.3%
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	249,860

Oil & gas—2.4%
Petrobras Global Finance BV, 2.00%, 05/20/16	1,000	989,897
Petroleos Mexicanos, 144A, 3.13%, 01/23/19 (b)	250	250,403
Total Capital, 4.45%, 06/24/20	500	552,956
Total foreign corporate bonds (cost $4,038,787)		4,047,522

Total corporate bonds (cost $30,692,721)		30,979,689

 |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE INVESTMENT GRADE BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—36.7%	Principal amount(in thousands)	Value

Domestic—32.6%
Asset-Backed Securities — 7.5%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.52%, 01/08/19	$1,000	$1,002,468
CarMax Auto Owner Trust, Series 2013-4, Class B, 1.71%, 07/15/19	1,000	1,000,674
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,022,194
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	999,701
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17	1,000	1,032,355
Sierra Timeshare Receivables Funding LLC, 144A, Series 2012-1A, Class B, 3.58%, 11/20/28 (c)	547	555,827

Federal agency mortgage-backed obligations — 25.1%
Fannie Mae Pool,
Series 0957, Class MA, 3.00%, 01/01/22	1,186	1,239,958
Series 1212, Class MA, 2.50%, 10/01/22	1,206	1,244,463
Series 255933, 5.50%, 11/01/35	412	454,168
Fannie Mae, REMIC,
Series 2008-18, Class ND, 4.00%, 05/25/20	329	344,186
Series 2011-45, Class NG, 3.00%, 03/25/25	1,066	1,104,136
Series 2011-53, Class CY, 4.00%, 06/25/41	641	681,687
Series 2012-136, Class PD, 2.50%, 11/25/42	1,362	1,366,528
Series 2012-96, Class VA, 3.50%, 02/25/22	435	455,542
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	997	1,090,759
Series 15482, Class J, 4.00%, 05/01/26	931	992,159
Series 91366, Class C, 4.50%, 04/01/31	799	866,749
Freddie Mac, REMIC,
Series 2628, Class AB, 4.50%, 06/15/18	65	67,295
Series 2885, Class LC, 4.50%, 04/15/34	133	140,334
Series 3650, Class PA, 5.00%, 01/15/40	334	363,286
Series 3796, Class KN, 4.00%, 06/15/37	796	848,074
Series 4068, Class MB, 2.00%, 02/15/42	2,924	2,906,085
Series 4097, Class BG, 2.00%, 12/15/41	2,546	2,447,032
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	836	904,982
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	910	977,023
Ginnie Mae, REMIC,
Series 2004-86, Class PK, 4.00%, 09/20/34	218	228,761
Series 2010-169, Class CD, 3.00%, 12/16/25	239	250,881
Total domestic mortgage and asset-backed securities (cost $24,740,309)		24,587,307

Foreign—4.1%
Covered bonds — 4.1%
Bank of Montreal, 144A, 2.63%, 01/25/16 (a)	1,000	1,039,974
The Bank of Nova Scotia, 144A, 2.15%, 08/03/16 (a)	1,000	1,033,942
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15 (a)	1,000	1,024,289
Total foreign mortgage and asset-backed securities (cost $2,997,481)		3,098,205

Total mortgage and asset-backed securities (cost $27,737,790)		27,685,512

U.S. TREASURIES—13.6%
U.S. Treasury Notes,
2.25%, 11/30/17	$4,500	$4,696,875
2.38%, 12/31/20	2,500	2,541,406
2.75%, 11/15/23	3,000	3,021,563
Total U.S. Treasuries (cost $10,149,160)		10,259,844

U.S. GOVERNMENT AGENCY SECURITIES—2.4%
Private Export Funding Corp., 2.25%, 12/15/17	1,750	1,807,574
Total U.S. Government agency securities (cost $1,774,055)		1,807,574

SUPRANATIONAL BANKS—1.3%
International Bank for Reconstruction & Development, 2.38%, 05/26/15	1,000	1,027,825
Total supranational banks (cost $996,275)		1,027,825

Total investment portfolio (cost $71,350,001) 95.0% ‡		71,760,444

Other assets in excess of liabilities 5.0%		3,747,564

Total net assets 100.0%		$75,508,008

(a)
Restricted securities deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities. At January 31, 2014, these securities aggregated $4,105,185 or 5.4% of the net assets of the Fund.

(b)
Restricted security deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. This security was purchased on January 15, 2014 at a cost of $250,000 which was 0.3% of net assets at the time of purchase. At January 31, 2014, this security had an amortized cost of $250,000 and a market value of $250,403 which was 0.3% of the net assets of the Fund.

(c)
Restricted security deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. This security was purchased on February 12, 2013 at a cost of $936,872 which was 0.7% of net assets at the time of purchase. At January 31, 2014, this security had an amortized cost of $556,282 and a market value of $555,827 which was 0.7% of the net assets of the Fund.

‡
As of January 31, 2014, aggregate cost for federal income tax purposes was $71,350,001. Net unrealized appreciation (depreciation) on a tax-basis was $410,443, including aggregate gross unrealized appreciation and (depreciation) of $697,973 and $(287,530), respectively.

144A-Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

REMIC-Real estate mortgage investment conduit –

The accompanying notes are an integral part of the Investment Portfolios.      |   .

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE MID CAP GROWTH FUND

COMMON STOCKS—99.4%	Shares	Value
Airlines—1.8%
Delta Air Lines, Inc.	366,695	$11,224,534

Apparel—0.8%
Michael Kors Holdings Ltd.*	66,090	5,282,574

Beverages—4.0%
Constellation Brands, Inc., Class A*	135,410	10,381,885
Monster Beverage Corp.*	212,095	14,401,250

Biotechnology—2.0%
Cubist Pharmaceuticals, Inc.*	67,480	4,932,113
Seattle Genetics, Inc.*	87,215	3,912,465
United Therapeutics Corp.*	32,310	3,315,652

Building materials—2.6%
Eagle Materials, Inc.	43,895	3,456,731
Fortune Brands Home & Security, Inc.	142,017	6,399,286
Texas Industries, Inc.*	82,572	6,211,066

Chemicals—3.3%
Huntsman Corp.	356,345	7,811,082
RPM International, Inc.	76,620	3,039,515
Westlake Chemical Corp.	77,588	9,430,046

Commercial services—2.4%
Gartner, Inc.*	122,735	8,631,953
Sotheby's	136,400	6,536,288

Computers—2.8%
Cadence Design Systems, Inc.*	444,470	6,275,916
IHS, Inc., Class A*	100,068	11,348,712

Distribution/wholesale—1.0%
HD Supply Holdings, Inc.*	283,080	6,077,728

Diversified financial services—5.5%
Ameriprise Financial, Inc.	172,170	18,188,039
TD Ameritrade Holding Corp.	503,161	15,723,781

Electronics—1.0%
Amphenol Corp., Class A	72,520	6,300,538

Engineering & construction—1.2%
Chicago Bridge & Iron Co. N.V.	96,892	7,265,931

Entertainment—1.5%
Bally Technologies, Inc.*	131,129	9,614,378

Environmental control—1.6%
Waste Connections, Inc.	246,592	10,080,681

Food—0.8%
The Fresh Market, Inc.*	144,451	5,050,007

Healthcare products—3.2%
Bruker Corp.*	159,067	3,237,014
Sirona Dental Systems, Inc.*	77,220	5,555,207
The Cooper Companies, Inc.	88,380	10,983,866

Healthcare services—2.2%
Envision Healthcare Holdings, Inc.*	91,440	3,023,007
Universal Health Services, Inc., Class B	129,215	10,598,214

Home furnishings—3.5%
Harman International Industries, Inc.	209,705	21,689,788

Household products/wares—1.6%
Church & Dwight Co., Inc.	152,075	9,821,003

Insurance—2.4%
Genworth Financial, Inc., Class A*	1,019,560	15,038,510

Internet—6.6%
IAC/InterActiveCorp	89,525	6,270,331
Liberty Interactive Corp., Class A*	573,655	$15,322,325
LinkedIn Corp., Class A*	16,440	3,538,052
TripAdvisor, Inc.*	143,335	11,064,029
Twitter, Inc.*	76,207	4,915,352

Leisure time—2.7%
Norwegian Cruise Line Holdings Ltd.*	107,834	3,776,347
Royal Caribbean Cruises Ltd.	258,855	12,839,208

Lodging—3.9%
Starwood Hotels & Resorts Worldwide, Inc.	159,380	11,907,280
Wynn Resorts Ltd.	55,235	12,009,193

Machinery-diversified—1.5%
Flowserve Corp.	126,625	9,158,786

Media—4.2%
Discovery Communications, Inc., Class A*	46,640	3,720,939
FactSet Research Systems, Inc.	58,145	6,149,997
Sirius XM Holdings, Inc.*	4,498,820	16,105,775

Miscellaneous manufacturer—5.2%
Colfax Corp.*	171,206	10,315,161
Hexcel Corp.*	182,655	7,613,060
Pall Corp.	78,785	6,310,679
Pentair Ltd.	106,090	7,885,670

Oil & gas—5.5%
Antero Resources Corp.*	158,162	9,290,436
Cabot Oil & Gas Corp.	321,350	12,847,573
Gulfport Energy Corp.*	151,482	9,232,828
Pioneer Natural Resources Co.	17,155	2,904,684

Oil & gas services—1.0%
Dresser-Rand Group, Inc.*	104,435	5,952,795

Pharmaceuticals—7.6%
AmerisourceBergen Corp.	148,650	9,992,253
BioMarin Pharmaceutical, Inc.*	65,956	4,543,049
Catamaran Corp.*	263,600	12,816,232
Medivation, Inc.*	97,930	7,795,228
Mylan, Inc.*	258,330	11,730,766

Retail—2.2%
AutoZone, Inc.*	14,580	7,217,975
Sally Beauty Holdings, Inc.*	217,312	6,167,314

Semiconductors—2.2%
Altera Corp.	98,455	3,291,351
Cree, Inc.*	47,280	2,856,657
Linear Technology Corp.	93,990	4,186,315
Microchip Technology, Inc.	80,785	3,624,015

Software—6.3%
Akamai Technologies, Inc.*	136,700	6,517,856
ANSYS, Inc.*	102,620	8,058,749
Autodesk, Inc.*	190,520	9,764,150
Concur Technologies, Inc.*	70,582	8,564,420
NetSuite, Inc.*	26,939	2,833,444
ServiceNow, Inc.*	53,175	3,372,890

Telecommunications—5.3%
IPG Photonics Corp.*	140,719	9,409,880
JDS Uniphase Corp.*	242,855	3,227,543
Juniper Networks, Inc.*	138,720	3,691,339
Palo Alto Networks, Inc.*	51,340	3,052,163

   |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—99.4%	Shares	Value
Telecommunications (cont'd)
SBA Communications Corp., Class A*	142,335	$13,201,571
Total common stocks (cost $419,970,659)		615,884,420

Total investment portfolio (cost $419,970,659) 99.4% ‡		615,884,420

Other assets in excess of liabilities 0.6%		3,856,383

Net assets 100.0%		$619,740,803

*	Non-income producing security
‡
As of January 31, 2014, aggregate cost for federal income tax purposes was $420,627,928. Net unrealized appreciation (depreciation) on a tax-basis was $195,256,492, including aggregate gross unrealized appreciation and (depreciation) of $199,725,119 and $(4,468,627), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	23.8%
Consumer, cyclical	17.4%
Communications	16.1%
Industrial	13.1%
Technology	11.3%
Financial	7.9%
Energy	6.5%
Basic materials	3.3%

The accompanying notes are an integral part of the Investment Portfolios.   |

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE MID CAP STOCK FUND

COMMON STOCKS—97.4%	Shares	Value
Aerospace/defense—1.0%
B/E Aerospace, Inc.*	50,733	$4,031,752

Apparel—1.4%
Hanesbrands, Inc.	83,720	5,955,841

Auto parts & equipment—0.6%
Dana Holding Corp.	123,795	2,342,201

Banks—4.9%
East West Bancorp, Inc.	158,065	5,288,855
First Republic Bank	104,164	5,055,079
Signature Bank*	51,973	6,343,824
Zions Bancorporation	134,550	3,868,313

Biotechnology—1.8%
Bio-Rad Laboratories, Inc., Class A*	32,003	4,068,221
Illumina, Inc.*	22,850	3,473,200

Chemicals—2.8%
Airgas, Inc.	35,890	3,705,284
Rockwood Holdings, Inc.	72,740	4,984,872
Sigma-Aldrich Corp.	32,900	3,058,713

Commercial services—3.0%
HMS Holdings Corp.*	141,869	3,267,243
Morningstar, Inc.	51,428	3,970,242
Quanta Services, Inc.*	176,220	5,492,777

Computers—2.9%
IHS, Inc., Class A*	25,495	2,891,388
Jack Henry & Associates, Inc.	55,897	3,117,935
MICROS Systems, Inc.*	114,568	6,361,961

Distribution/wholesale—1.3%
LKQ Corp.*	197,583	5,348,572

Diversified financial services—3.4%
Affiliated Managers Group, Inc.*	28,405	5,659,412
Invesco Ltd.	118,105	3,926,991
Portfolio Recovery Associates, Inc.*	94,379	4,739,714

Electric—2.0%
ITC Holdings Corp.	52,332	5,416,362
NRG Energy, Inc.	101,730	2,833,180

Electrical components & equipment—1.6%
AMETEK, Inc.	71,675	3,542,178
Energizer Holdings, Inc.	32,963	3,115,004

Electronics—2.6%
FLIR Systems, Inc.	119,605	3,793,871
Mettler-Toledo International, Inc.*	11,475	2,826,292
Trimble Navigation Ltd.*	137,555	4,447,153

Engineering & construction—1.1%
Jacobs Engineering Group, Inc.*	76,255	4,629,441

Environmental control—2.3%
Clean Harbors, Inc.*	66,770	3,744,462
Stericycle, Inc.*	28,405	3,325,089
Waste Connections, Inc.	67,580	2,762,670

Food—2.3%
Flowers Foods, Inc.	244,971	5,132,142
The Hain Celestial Group, Inc.*	50,438	4,634,748

Hand/machine tools—0.7%
Regal-Beloit Corp.	38,525	2,854,317

Healthcare products—8.6%
DENTSPLY International, Inc.	107,840	4,975,737
Edwards Lifesciences Corp.*	67,205	4,376,390
Hologic, Inc.*	151,499	3,236,019
IDEXX Laboratories, Inc.*	50,270	$5,743,850
ResMed, Inc.	119,480	5,210,523
Sirona Dental Systems, Inc.*	88,118	6,339,209
Techne Corp.	30,444	2,766,446
Varian Medical Systems, Inc.*	40,955	3,330,051

Healthcare services—0.9%
MEDNAX, Inc.*	68,870	3,831,927

Household products/wares—2.5%
Church & Dwight Co., Inc.	67,978	4,390,019
Jarden Corp.*	103,150	6,235,418

Insurance—2.7%
Everest Re Group Ltd.	21,124	3,057,910
HCC Insurance Holdings, Inc.	116,175	4,985,069
ProAssurance Corp.	75,555	3,510,286

Internet—0.9%
F5 Networks, Inc.*	35,185	3,764,795

Iron/steel—1.1%
Steel Dynamics, Inc.	284,095	4,687,568

Leisure time—1.2%
Polaris Industries, Inc.	39,130	4,899,076

Lodging—1.0%
Wyndham Worldwide Corp.	59,807	4,242,709

Machinery-construction & mining—0.5%
Joy Global, Inc.	38,310	2,022,385

Machinery-diversified—4.1%
Flowserve Corp.	71,413	5,165,302
IDEX Corp.	74,615	5,373,026
Roper Industries, Inc.	20,805	2,855,278
Wabtec Corp.	50,780	3,748,072

Miscellaneous manufacturer—1.9%
AptarGroup, Inc.	56,305	3,592,259
Donaldson Co., Inc.	111,125	4,585,017

Oil & gas—3.2%
Energy XXI Bermuda Ltd.	115,766	2,656,830
Noble Corp. PLC	123,599	3,835,277
Oasis Petroleum, Inc.*	80,795	3,378,039
SM Energy Co.	44,106	3,650,212

Oil & gas services—4.4%
Core Laboratories N.V.	21,021	3,761,077
Dril-Quip, Inc.*	34,681	3,487,521
Helix Energy Solutions Group, Inc.*	199,763	4,073,168
Oil States International, Inc.*	30,499	2,865,381
Superior Energy Services, Inc.	183,785	4,344,678

Packaging & containers—1.1%
Berry Plastics Group, Inc.*	202,110	4,507,053

Pharmaceuticals—1.5%
Catamaran Corp.*	127,485	6,198,321

Real estate investment trusts (REITs)—1.6%
DDR Corp.	213,152	3,340,092
Essex Property Trust, Inc.	21,029	3,330,363

Retail—9.2%
Copart, Inc.*	102,235	3,504,616
Dick's Sporting Goods, Inc.	60,510	3,176,775
Dollar Tree, Inc.*	71,235	3,598,792
Dunkin' Brands Group, Inc.	116,610	5,425,863
GNC Holdings, Inc., Class A	53,555	2,737,196

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE MID CAP STOCK FUND (cont’d)

COMMON STOCKS—97.4%	Shares	Value
Retail (cont'd)
MSC Industrial Direct Co., Inc., Class A	47,855	$4,020,777
Panera Bread Co., Class A*	15,575	2,633,265
PVH Corp.	44,740	5,407,724
Tractor Supply Co.	68,206	4,536,381
Ulta Salon Cosmetics & Fragrance, Inc.*	42,646	3,655,189

Semiconductors—2.2%
Altera Corp.	71,775	2,399,438
Microchip Technology, Inc.	91,215	4,091,905
Semtech Corp.*	112,053	2,555,929

Software—6.6%
ANSYS, Inc.*	43,355	3,404,668
CommVault Systems, Inc.*	58,770	4,059,244
Informatica Corp.*	106,160	4,284,618
Nuance Communications, Inc.*	186,070	2,852,453
Open Text Corp.	35,692	3,529,939
Qlik Technologies, Inc.*	171,629	4,637,415
SolarWinds, Inc.*	120,810	4,819,111

Telecommunications—3.8%
NeuStar, Inc., Class A*	114,080	3,866,171
NICE Systems Ltd., Sponsored ADR	142,525	5,622,611
Plantronics, Inc.	74,085	3,180,469
tw telecom inc.*	109,950	3,239,127

Transportation—2.7%
Expeditors International of Washington, Inc.	113,076	4,620,285
Genesee & Wyoming, Inc., Class A*	46,360	4,188,163
J.B. Hunt Transport Services, Inc.	35,822	2,688,441
Total common stocks (cost $327,696,622)		409,098,217

Total investment portfolio (cost $327,696,622) 97.4% ‡		409,098,217

Other assets in excess of liabilities 2.6%		10,873,067

Net assets 100.0%		$419,971,284

*	Non-income producing security
‡
As of January 31, 2014, aggregate cost for federal income tax purposes was $329,426,551. Net unrealized appreciation (depreciation) on a tax-basis was $79,671,666, including aggregate gross unrealized appreciation and (depreciation) of $86,397,535 and $(6,725,869), respectively.  The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	20.6%
Industrial	19.6%
Consumer, cyclical	14.7%
Financial	12.6%
Technology	11.7%
Energy	7.6%
Communications	4.7%
Basic materials	3.9%
Utilities	2.0%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE SMALL CAP GROWTH FUND

COMMON STOCKS—100.1%	Shares	Value
Airlines—1.9%
American Airlines Group, Inc.*	1,359,640	$45,615,922
JetBlue Airways Corp.*	3,518,043	30,818,057

Apparel—1.9%
Deckers Outdoor Corp.*	337,707	26,324,261
Steven Madden Ltd.*	1,510,631	49,231,464

Auto parts & equipment—1.7%
Tenneco, Inc.*	442,806	25,169,093
WABCO Holdings, Inc.*	517,358	44,606,607

Banks—0.5%
UMB Financial Corp.	349,443	20,718,475

Biotechnology—6.2%
Acorda Therapeutics, Inc.*	1,178,264	34,582,048
Aegerion Pharmaceuticals, Inc.*	474,013	28,431,300
Cubist Pharmaceuticals, Inc.*	662,057	48,389,746
Intercept Pharmaceuticals, Inc.*	36,060	10,849,733
Seattle Genetics, Inc.*	765,228	34,328,128
United Therapeutics Corp.*	918,319	94,237,896

Building materials—2.1%
Texas Industries, Inc.*	699,653	52,627,899
USG Corp.*	1,112,145	34,031,637

Chemicals—3.0%
Chemtura Corp.*	1,016,903	25,503,927
Huntsman Corp.	3,157,317	69,208,389
Quaker Chemical Corp.	356,953	24,669,022

Commercial services—5.0%
EVERTEC, Inc.	1,042,620	25,158,421
HMS Holdings Corp.*	1,576,803	36,313,773
LifeLock, Inc.*	2,446,122	49,925,350
PAREXEL International Corp.*	492,000	24,014,520
Sotheby's	528,155	25,309,188
Team Health Holdings, Inc.*	965,496	41,670,807

Computers—1.0%
Fortinet, Inc.*	1,917,883	40,659,120

Distribution/wholesale—1.0%
MWI Veterinary Supply, Inc.*	216,760	40,373,718

Diversified financial services—2.6%
Artisan Partners Asset Management, Inc., Class A	914,824	58,018,138
Stifel Financial Corp.*	1,053,557	47,568,099

Electrical components & equipment—0.8%
Acuity Brands, Inc.	238,454	30,293,196

Electronics—2.2%
Coherent, Inc.*	763,541	51,035,080
InvenSense, Inc.*	1,838,159	36,193,351

Engineering & construction—1.3%
EMCOR Group, Inc.	698,882	29,709,474
Foster Wheeler AG*	733,484	21,989,850

Entertainment—2.7%
Bally Technologies, Inc.*	964,224	70,696,903
Multimedia Games Holding Co., Inc.*	667,346	21,194,909
Pinnacle Entertainment, Inc.*	712,147	15,560,412

Environmental control—1.6%
Waste Connections, Inc.	1,613,521	65,960,738

Food—3.9%
Pinnacle Foods, Inc.	826,952	22,327,704
The Fresh Market, Inc.*	963,552	33,685,778
The Hain Celestial Group, Inc.*	376,610	34,606,693
The WhiteWave Foods Co., Class A*	1,300,740	31,490,915
United Natural Foods, Inc.*	520,635	35,179,307

Healthcare products—5.8%
Align Technology, Inc.*	1,215,872	72,247,114
Cyberonics, Inc.*	759,068	50,705,743
HeartWare International, Inc.*	104,948	10,411,891
Sirona Dental Systems, Inc.*	580,552	41,764,911
Thoratec Corp.*	1,653,450	57,771,543

Healthcare services—0.7%
Centene Corp.*	363,339	22,018,343
Envision Healthcare Holdings, Inc.*	200,000	6,612,000

Home furnishings—0.8%
Universal Electronics, Inc.*	869,170	31,064,136

Household products/wares—0.5%
Tumi Holdings, Inc.*	979,736	19,624,112

Insurance—1.2%
Enstar Group Ltd.*	198,125	24,559,575
ProAssurance Corp.	542,564	25,207,523

Internet—2.7%
Angie's List, Inc.*	1,138,590	20,426,304
OpenTable, Inc.*	604,495	45,506,384
Zillow, Inc., Class A*	524,901	43,094,372

Lodging—0.3%
Intrawest Resorts Holdings, Inc.*	1,100,000	13,090,000

Machinery-construction & mining—1.0%
Terex Corp.	946,545	38,808,345

Machinery-diversified—2.4%
Chart Industries, Inc.*	385,432	32,931,310
Cognex Corp.*	1,656,476	65,347,978

Media—0.7%
Houghton Mifflin Harcourt Co.*	1,374,378	26,443,033

Metal fabricate/hardware—0.8%
RTI International Metals, Inc.*	1,096,939	34,136,742

Miscellaneous manufacturer—4.0%
Colfax Corp.*	1,351,249	81,412,752
Hexcel Corp.*	1,125,766	46,921,927
Trimas Corp.*	889,832	30,966,154

Oil & gas—3.3%
Diamondback Energy, Inc.*	325,000	16,893,500
Gulfport Energy Corp.*	1,163,170	70,895,212
Oasis Petroleum, Inc.*	677,036	28,306,875
Pacific Drilling S.A.*	1,497,502	15,049,895

Oil & gas services—2.0%
Geospace Technologies Corp.*	607,748	48,328,121
Thermon Group Holdings, Inc.*	1,235,112	33,446,833

Pharmaceuticals—3.7%
Anacor Pharmaceuticals, Inc.*	581,352	11,068,942
Isis Pharmaceuticals, Inc.*	519,265	26,513,671
Keryx Biopharmaceuticals, Inc.*	674,095	10,367,581
Natural Grocers by Vitamin Cottage, Inc.*	123,325	4,682,650
Portola Pharmaceuticals, Inc.*	584,482	15,588,135
Receptos, Inc.*	386,799	15,413,940
Salix Pharmaceuticals Ltd.*	419,994	40,882,216
Theravance, Inc.*	661,185	24,344,832

Real estate investment trusts (REITs)—2.3%
Glimcher Realty Trust	1,500,803	12,846,874
The Geo Group, Inc.	1,511,823	50,615,834
Two Harbors Investment Corp.	3,103,867	30,511,012

Retail—6.7%
Buffalo Wild Wings, Inc.*	276,474	39,220,602
Domino's Pizza, Inc.	326,319	23,041,384
Genesco, Inc.*	1,186,605	83,323,403
Noodles & Co.*	958,860	34,854,561
The Pantry, Inc.*	1,278,521	18,679,192
Vitamin Shoppe, Inc.*	1,614,932	72,381,252

Semiconductors—3.8%
Cavium, Inc.*	1,327,793	49,354,066
SunEdison, Inc.*	1,756,910	24,438,618
Teradyne, Inc.*	1,949,780	36,675,362
Veeco Instruments, Inc.*	1,172,655	44,572,616

Software—14.2%
ANSYS, Inc.*	400,096	31,419,539
Aspen Technology, Inc.*	295,871	13,482,841
athenahealth, Inc.*	162,596	23,966,650
Concur Technologies, Inc.*	397,062	48,179,503
Cornerstone OnDemand, Inc.*	773,846	44,147,914
MedAssets, Inc.*	2,562,290	56,472,872
Medidata Solutions, Inc.*	2,492,250	157,260,975
Proofpoint, Inc.*	956,311	38,711,469
PTC, Inc.*	1,511,888	53,944,164
Qlik Technologies, Inc.*	1,220,475	32,977,235
RealPage, Inc.*	897,460	20,174,901
The Ultimate Software Group, Inc.*	312,539	51,015,741

Telecommunications—3.0%
Aruba Networks, Inc.*	1,102,676	21,733,744
Finisar Corp.*	1,581,223	37,490,798
IPG Photonics Corp.*	670,452	44,833,125
NICE Systems Ltd., Sponsored ADR	400,605	15,803,867

Transportation—0.8%
Landstar System, Inc.	532,237	30,571,693
Total common stocks (cost $2,790,984,343)		4,033,835,450

Total investment portfolio (cost $2,790,984,343)
100.1% ‡		4,033,835,450

Liabilities in excess of other assets (0.1)%		(2,252,171)

Net assets 100.0%		$4,031,583,279

*	Non-income producing security
‡
As of January 31, 2014, aggregate cost for federal income tax purposes was $2,807,279,304. Net unrealized appreciation (depreciation) on a tax-basis was $1,226,556,146, including aggregate gross unrealized appreciation and (depreciation) of $1,275,817,326 and $(49,261,180), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

   |  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE SMALL CAP GROWTH FUND (cont’d)

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	25.8%
Technology	19.0%
Consumer, cyclical	17.0%
Industrial	17.0%
Financial	6.6%
Communications	6.4%
Energy	5.3%
Basic materials	3.0%

The accompanying notes are an integral part of the Investment Portfolios. |   .

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE SMALL CAP STOCK FUND

COMMON STOCKS—93.3%	Shares	Value
Aerospace/defense—2.3%
Esterline Technologies Corp.*	3,298	$339,529
HEICO Corp.	5,802	308,782

Apparel—3.3%
Iconix Brand Group, Inc.*	10,347	384,908
Steven Madden Ltd.*	11,445	372,993
Wolverine World Wide, Inc.	6,439	179,648

Auto parts & equipment—1.2%
Dana Holding Corp.	17,593	332,860

Banks—4.8%
Eagle Bancorp, Inc.*	12,383	411,735
First Financial Holdings, Inc.	6,096	375,209
First Midwest Bancorp, Inc.	17,487	279,267
Prosperity Bancshares, Inc.	4,657	291,342

Biotechnology—1.2%
Bio-Rad Laboratories, Inc., Class A*	2,752	349,834

Chemicals—2.5%
Balchem Corp.	6,321	344,621
Sensient Technologies Corp.	7,642	373,847

Commercial services—4.7%
Healthcare Services Group, Inc.	8,676	235,380
HMS Holdings Corp.*	8,124	187,096
Monro Muffler Brake, Inc.	5,183	287,708
Morningstar, Inc.	3,696	285,331
Ritchie Bros Auctioneers, Inc.	15,062	345,824

Computers—2.4%
j2 Global, Inc.	4,128	187,205
MICROS Systems, Inc.*	4,659	258,714
Vocera Communications, Inc.*	13,443	234,849

Distribution/wholesale—1.5%
Beacon Roofing Supply, Inc.*	11,254	425,289

Diversified financial services—3.5%
Evercore Partners, Inc., Class A	6,836	381,722
Portfolio Recovery Associates, Inc.*	7,031	353,097
Stifel Financial Corp.*	6,041	272,751

Electric—0.9%
ALLETE, Inc.	5,016	250,700

Electronics—1.7%
II-VI, Inc.*	11,601	177,147
Rofin-Sinar Technologies, Inc.*	13,047	301,386

Engineering & construction—1.1%
Mistras Group, Inc.*	12,856	300,316

Food—2.5%
J & J Snack Foods Corp.	2,264	199,458
The Hain Celestial Group, Inc.*	2,347	215,666
TreeHouse Foods, Inc.*	4,328	284,956

Hand/machine tools—0.7%
Regal-Beloit Corp.	2,790	206,711

Healthcare products—9.0%
Cyberonics, Inc.*	5,217	348,496
Globus Medical, Inc., Class A*	16,249	380,227
ICU Medical, Inc.*	4,458	287,585
Integra LifeSciences Holdings Corp.*	6,750	313,605
Luminex Corp.*	9,225	168,541
Sirona Dental Systems, Inc.*	3,320	238,841
Techne Corp.	2,297	208,728
Volcano Corp.*	15,069	316,298
West Pharmaceutical Services, Inc.	6,220	295,139

Healthcare services—1.1%
ICON PLC*	7,785	$327,048

Household products/wares—1.2%
Tumi Holdings, Inc.*	17,164	343,795

Housewares—0.9%
The Toro Co.	3,997	253,250

Insurance—2.8%
AmTrust Financial Services, Inc.	9,019	291,133
HCC Insurance Holdings, Inc.	4,113	176,489
ProAssurance Corp.	7,338	340,924

Internet—1.3%
Constant Contact, Inc.*	6,075	164,086
ValueClick, Inc.*	10,126	217,709

Iron/steel—0.9%
Steel Dynamics, Inc.	16,293	268,834

Machinery-diversified—1.6%
Cognex Corp.*	6,669	263,092
The Middleby Corp.*	757	186,661

Metal fabricate/hardware—0.8%
RBC Bearings, Inc.*	3,734	242,113

Miscellaneous manufacturer—2.5%
Actuant Corp., Class A	8,181	279,954
AptarGroup, Inc.	2,409	153,694
CLARCOR, Inc.	4,816	266,903

Oil & gas—2.6%
Carrizo Oil & Gas, Inc.*	8,092	332,581
Emerald Oil, Inc.*	24,512	188,007
Energy XXI Bermuda Ltd.	9,734	223,395

Oil & gas services—3.9%
Dril-Quip, Inc.*	1,199	120,571
Forum Energy Technologies, Inc.*	12,576	315,909
Helix Energy Solutions Group, Inc.*	13,483	274,918
Key Energy Services, Inc.*	34,221	249,471
Superior Energy Services, Inc.	5,982	141,415

Packaging & containers—1.3%
Berry Plastics Group, Inc.*	16,276	362,955

Pharmaceuticals—1.1%
Akorn, Inc.*	14,455	328,128

Real estate investment trusts (REITs)—3.3%
American Assets Trust, Inc.	6,936	232,148
BioMed Realty Trust, Inc.	8,675	169,249
Corporate Office Properties Trust	9,596	238,461
Pebblebrook Hotel Trust	9,703	292,351

Retail—6.7%
Buffalo Wild Wings, Inc.*	2,200	312,092
Casey's General Stores, Inc.	4,656	319,728
Express, Inc.*	15,423	267,126
Pier 1 Imports, Inc.	16,449	314,340
Popeyes Louisiana Kitchen, Inc.*	5,150	207,287
Texas Roadhouse, Inc.	6,986	169,411
Vitamin Shoppe, Inc.*	6,984	313,023

Semiconductors—3.2%
Diodes, Inc.*	11,139	255,194
Power Integrations, Inc.	5,748	340,454
Semtech Corp.*	13,964	318,519

Software—6.4%
Bottomline Technologies de, Inc.*	9,764	338,030

  |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE SMALL CAP STOCK FUND (cont’d)

COMMON STOCKS—93.3%	Shares	Value
Software (cont'd)
CommVault Systems, Inc.*	2,381	$164,456
Progress Software Corp.*	6,485	156,742
Qlik Technologies, Inc.*	16,840	455,017
RealPage, Inc.*	9,860	221,653
SolarWinds, Inc.*	12,440	496,231

Telecommunications—4.2%
NeuStar, Inc., Class A*	8,906	301,824
NICE Systems Ltd., Sponsored ADR	13,379	527,802
Plantronics, Inc.	8,533	366,322

Transportation—4.2%
Heartland Express, Inc.	8,101	170,607
Hub Group, Inc., Class A*	8,053	333,797
Landstar System, Inc.	5,487	315,173
Roadrunner Transportation Systems, Inc.*	14,483	380,179
Total common stocks (cost $24,919,333)		26,583,592

HOLDING COMPANIES—1.0%
Holding companies - diversified—1.0%
National Bank Holdings Corp., Class A	15,391	299,817
Total Holding companies (cost $315,510)		299,817

Total investment portfolio (cost $25,234,843) 94.3% ‡		26,883,409

Other assets in excess of liabilities 5.7%		1,617,930

Net assets 100.0%		$28,501,339

*	Non-income producing security
‡
As of January 31, 2014, aggregate cost for federal income tax purposes was $25,253,327. Net unrealized appreciation (depreciation) on a tax-basis was $1,630,082, including aggregate gross unrealized appreciation and (depreciation) of $2,624,281 and $(994,199), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	20.8%
Industrial	16.2%
Financial	14.4%
Consumer, cyclical	13.6%
Technology	12.0%
Energy	6.5%
Communications	5.5%
Basic materials	3.4%
Diversified	1.0%
Utilities	0.9%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE SMALLER COMPANY FUND

COMMON STOCKS—95.5%	Shares	Value
Aerospace/defense—2.6%
HEICO Corp., Class A	63,272	$2,464,445
Orbital Sciences Corp.*	75,076	1,835,608

Apparel—0.9%
Carter's, Inc.	21,733	1,461,544

Banks—8.7%
BankUnited, Inc.	83,050	2,582,855
Cardinal Financial Corp.	60,540	1,032,207
First Financial Bancorp	35,865	594,642
Fulton Financial Corp.	77,810	960,953
OFG Bancorp	162,420	2,368,084
PrivateBancorp, Inc.	84,831	2,425,318
Signature Bank*	8,751	1,068,147
Sterling Financial Corp.	55,909	1,761,134
Texas Capital Bancshares, Inc.*	10,226	608,140
The Bancorp, Inc.*	46,129	878,757

Biotechnology—3.2%
Charles River Laboratories International, Inc.*	26,860	1,518,396
Cubist Pharmaceuticals, Inc.*	52,247	3,818,733

Chemicals—2.6%
Albemarle Corp.	27,475	1,763,345
Kraton Performance Polymers, Inc.*	48,974	1,224,840
Tronox Ltd., Class A	62,185	1,365,583

Coal—0.3%
Alpha Natural Resources, Inc.*	57,167	324,709
Arch Coal, Inc.	57,185	242,464

Commercial services—9.3%
Chemed Corp.	32,853	2,592,759
Cross Country Healthcare, Inc.*	67,737	731,559
Euronet Worldwide, Inc.*	58,920	2,525,311
FTI Consulting, Inc.*	45,140	1,673,340
Gartner, Inc.*	10,715	753,586
Matthews International Corp., Class A	63,357	2,693,940
On Assignment, Inc.*	82,158	2,438,449
Parexel International Corp.*	39,664	1,936,000

Computers—3.7%
Electronics for Imaging, Inc.*	65,054	2,756,338
NCR Corp.*	93,315	3,283,755

Distribution/wholesale—1.1%
Ingram Micro, Inc., Class A*	71,175	1,780,799

Diversified financial services—5.0%
AerCap Holdings N.V.*	52,482	1,951,806
Cohen & Steers, Inc.	49,865	1,798,630
Investment Technology Group, Inc.*	58,496	965,184
MarketAxess Holdings, Inc.	18,617	1,168,031
The NASDAQ OMX Group, Inc.	60,170	2,295,485

Electric—1.7%
ALLETE, Inc.	55,990	2,798,380

Electrical components & equipment—1.1%
Belden, Inc.	28,922	1,871,543

Electronics—2.9%
FLIR Systems, Inc.	65,360	2,073,219
Itron, Inc.*	30,641	1,237,284
Rogers Corp.*	24,639	1,495,587

Engineering & construction—3.2%
Dycom Industries, Inc.*	97,069	2,701,430
URS Corp.	52,149	2,617,880

Food—0.7%
The Hillshire Brands Co.	31,629	$1,126,625

Gas—1.7%
AGL Resources, Inc.	60,030	2,868,233

Healthcare products—1.5%
Merit Medical Systems, Inc.*	172,644	2,480,894

Healthcare services—2.8%
AmSurg Corp.*	62,016	2,589,168
MEDNAX, Inc.*	37,135	2,066,191

Household products/wares—1.4%
Jarden Corp.*	37,200	2,248,740

Insurance—3.5%
Allied World Assurance Co. Holdings AG	14,355	1,477,417
American Equity Investment Life Holding Co.	106,277	2,332,780
Assured Guaranty Ltd.	42,669	902,449
Platinum Underwriters Holdings Ltd.	17,160	975,374

Internet—3.8%
1-800-Flowers.com, Inc., Class A*	261,410	1,317,506
Dealertrack Technologies, Inc.*	35,636	1,662,420
Equinix, Inc.*	10,371	1,920,709
Liquidity Services, Inc.*	55,105	1,309,846

Machinery-diversified—3.0%
AGCO Corp.	25,280	1,348,183
Altra Industrial Motion Corp.	27,694	868,484
IDEX Corp.	38,440	2,768,064

Media—0.9%
John Wiley & Sons, Inc., Class A	27,188	1,471,958

Mining—0.7%
AuRico Gold, Inc.	165,463	759,475
IAMGOLD Corp.	96,005	350,418

Miscellaneous manufacturer—4.7%
AptarGroup, Inc.	27,195	1,735,041
AZZ, Inc.	36,760	1,536,936
Barnes Group, Inc.	66,899	2,504,698
Harsco Corp.	77,795	1,975,215

Oil & gas—2.6%
Comstock Resources, Inc.	56,595	970,605
Range Resources Corp.	19,680	1,696,219
Rosetta Resources, Inc.*	38,015	1,619,819

Oil & gas services—3.3%
Dresser-Rand Group, Inc.*	47,366	2,699,862
Oceaneering International, Inc.	40,487	2,759,189

Packaging & containers—0.5%
Silgan Holdings, Inc.	16,181	741,575

Pharmaceuticals—1.8%
Herbalife Ltd.	28,292	1,821,156
Prestige Brands Holdings, Inc.*	35,684	1,079,798

Real estate investment trusts (REITs)—2.5%
Campus Crest Communities, Inc.	124,331	1,097,843
Government Properties Income Trust	15,088	372,673
QTS Realty Trust, Inc., Class A	53,452	1,212,826
Select Income REIT	49,186	1,357,534

Retail—2.7%
Nu Skin Enterprises, Inc., Class A	19,280	1,641,692
Popeyes Louisiana Kitchen, Inc.*	54,668	2,200,387
RadioShack Corp.*	113,165	271,596
Stage Stores, Inc.	17,748	347,861

  |  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2014

EAGLE SMALLER COMPANY FUND (cont’d)

COMMON STOCKS—95.5%	Shares	Value
Savings & loans—1.6%
Beneficial Mutual Bancorp, Inc.*	115,351	$1,370,370
Berkshire Hills Bancorp, Inc.	50,745	1,241,223

Semiconductors—2.1%
Emulex Corp.*	167,795	1,234,971
Intersil Corp., Class A	90,550	1,026,837
Rovi Corp.*	54,236	1,150,346

Software—4.7%
ACI Worldwide, Inc.*	21,299	1,290,932
Aspen Technology, Inc.*	78,059	3,557,149
Bottomline Technologies de, Inc.*	60,601	2,098,007
Digital River, Inc.*	45,190	794,440

Telecommunications—1.8%
Cbeyond, Inc.*	48,233	350,172
DigitalGlobe, Inc.*	28,001	1,069,078
NeuStar, Inc., Class A*	43,780	1,483,704

Transportation—0.9%
Genesee & Wyoming, Inc., Class A*	15,935	1,439,568
Total common stocks (cost $105,686,453)		157,034,455

HOLDING COMPANIES—1.3%
Holding companies - diversified—1.3%
National Bank Holdings Corp., Class A	113,027	2,201,766
Total Holding companies (cost $2,199,507)		2,201,766

INVESTMENT COMPANIES—0.6%
Solar Capital Ltd.	41,766	924,282
Total investment companies (cost $966,467)		924,282

Total investment portfolio (cost $108,852,427) 97.4% ‡		160,160,503

Other assets in excess of liabilities 2.6%		4,227,930

Net assets 100.0%		$164,388,433

*	Non-income producing security
‡
As of January 31, 2014, aggregate cost for federal income tax purposes was $108,996,532. Net unrealized appreciation (depreciation) on a tax-basis was $51,163,971, including aggregate gross unrealized appreciation and (depreciation) of $56,198,022 and $(5,034,051), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Financial	21.9%
Consumer, non-cyclical	20.7%
Industrial	18.9%
Technology	10.5%
Communications	6.5%
Energy	6.2%
Consumer, cyclical	4.7%
Utilities	3.4%
Basic materials	3.3%
Diversified	1.3%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2014

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts.

The Eagle Series Trust currently offers shares in seven series:

●	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

●	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

●	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Stock Fund (“Small Cap Stock Fund”) seeks capital appreciation, and

●	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The International Stock Fund, the Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund, the Small Cap Stock Fund and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers.

●
For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

●	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

●	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

●	The quotation may be stale;

●	The security is not actively traded;

●	Trading on the security halted before the close of the trading market;

●	The security is newly issued;

●	Issuer-specific events occurred after the security halted trading; or

●	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2014

●	A merger or insolvency;

●	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

●	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value requires consideration of appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”) comprised of certain officers of the Trusts and other employees of the Manager. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. The Fund also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

●
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

●	Short-term securities | The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2014

amended) for short-term securities (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at the cost as of the time of purchase and thereafter accreting/ amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

●
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable.  If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.  During the period ended January 31, 2014, the Fund did not hold any futures or options.

●
Investment companies and Exchange traded funds (ETFs)  | Investments in other investment companies are valued at their reported NAV. In addition, investments in ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as Level 3 investments due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2014.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total

International Stock Fund
Foreign common stocks
Advertising	$—	$106,974	$106,974
Aerospace/defense	—	72,933	72,933
Airlines	—	30,194	30,194
Auto manufacturers	—	697,140	697,140
Auto parts & equipment	—	146,191	146,191
Banks	—	1,217,921	1,217,921
Beverages	—	123,135	123,135
Biotechnology	—	155,442	155,442
Building materials	—	174,708	174,708
Computers	—	23,312	23,312
Distribution/wholesale	—	560,394	560,394
Diversified financial services	—	15,054	15,054
Electric	—	37,744	37,744

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2014

	Quoted prices in active markets for identical assets	Significant other observable inputs (Level 2)	Total

International Stock Fund (cont'd)

Electrical components & equipment	$—	$42,166	$42,166
Electronics	—	131,196	131,196
Engineering & construction	—	38,970	38,970
Entertainment	—	42,626	42,626
Food	—	209,305	209,305
Forest products & paper	—	55,625	55,625
Healthcare services	—	38,994	38,994
Home builders	—	192,291	192,291
Home furnishings	—	26,020	26,020
Insurance	—	785,462	785,462
Internet	—	63,557	63,557
Machinery-diversified	—	16,929	16,929
Mining	—	73,621	73,621
Oil & gas	—	198,861	198,861
Oil & gas services	—	19,837	19,837
Packaging & containers	—	136,947	136,947
Pharmaceuticals	—	591,703	591,703
Real estate	—	44,821	44,821
Retail	—	32,039	32,039
Semiconductors	—	30,780	30,780
Software	—	34,693	34,693
Telecommunications	—	674,574	674,574
Transportation	—	88,008	88,008
Foreign preferred stocks
Insurance	$—	$32,653	$32,653
Total investment portfolio	$—	$6,962,820	$6,962,820

Investment Grade Bond Fund

Domestic corporate bonds(a)	$—	$26,932,167	$26,932,167
Foreign corporate bonds(a)	—	4,047,522	4,047,522
Domestic mortgage and asset-backed securities(a) —	—	24,587,307	24,587,307
Foreign mortgage and asset-backed securities(a)	—	3,098,205	3,098,205
U.S. Treasuries	—	10,259,844	10,259,844
U.S. Government agency securities	—	1,807,574	1,807,574
Supranational banks	—	1,027,825	1,027,825
Total investment portfolio	$—	$71,760,444	$71,760,444

Mid Cap Growth Fund

Domestic common stocks(a)	$615,884,420	$—	$615,884,420
Total investment portfolio	$615,884,420	$—	$615,884,420

Mid Cap Stock Fund

Domestic common stocks(a)	$409,098,217	$—	409,098,217
Total investment portfolio	$409,098,217	$—	$409,098,217

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2014

Quoted prices in active markets for identical assets	Significant other observable inputs (Level 2)	Total

Small Cap Growth Fund

Domestic common stocks(a)
Total investment portfolio	$4,033,835,450	$—	$4,033,835,450
	$4,033,835,450	$—	$4,033,835,450
Small Cap Stock Fund

Domestic common stocks(a)	$26,583,592	$—	$26,583,592
Holding companies	299,817	—	299,817
Total investment portfolio	$26,883,409	$—	$26,883,409

Smaller Company Fund

Domestic common
stocks(a)	$157,034,455	$—	$157,034,455
Holding companies	2,201,766	—	2,201,766
Investment companies	924,282	—	924,282
Total investment portfolio	$160,160,503	$—	$160,160,503

(a)	Please see the investment portfolio for detail by industry.

During the period ended January 31, 2014, none of the Funds had any investments classified as Level 3 and there were no transfers in or out of levels 1, 2, or 3.

Foreign currency transactions | The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency exchange contracts | Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statements of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended January 31, 2014, none of the Funds held forward foreign currency exchange contracts.

Real estate investment trusts (“REIT(s)”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.  During the period ended January 31, 2014, none of the Funds held any repurchase agreements.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  | The Funds may be subject to taxes imposed by countries in which they invest, with respect to their

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2014

investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses | Each Fund is charged for certain expenses which are directly attributable to it, and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions | Each Fund, except the Investment Grade Bond Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

NOTE 4 | Subsequent events | The Manager has evaluated subsequent events through March 21, 2014, the date these Investment Portfolios were issued, and determined that no material events or transactions would require recognition or disclosure in the Funds’ Investment Portfolios.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: March 21, 2014

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: March 21, 2014

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: March 21, 2014
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer